Taxation - Additional Information (Details)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating Loss Carryforwards [Line Items]
Effective tax rate	13.60%	70.50%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation nondeductible expense share-based payment arrangement	25.00%